Derivative instruments	12 Months Ended
Oct. 31, 2018
Text block1 [abstract]
Derivative instruments
Note 12	Derivative instruments

As described in Note 1, in the normal course of business, we use various derivative instruments for both trading and ALM purposes. These derivatives limit, modify or give rise to varying degrees and types of risk.

$ millions, as at October 31		2018		2017
	Assets	Liabilities	Assets	Liabilities
Trading (Note 2)	$19,318	$19,204	$21,352	$21,275
ALM (Note 2)
Designated accounting hedges (Note 13)	1,566	1,303	2,454	1,222
Economic hedges (1)	547	466	536	774
	$21,431	$20,973	$24,342	$23,271

(1)	Comprises derivatives not designated in hedge accounting relationships under IAS 39.

Derivatives used by CIBC

The majority of our derivative contracts are OTC transactions. OTC transactions consist of: (i) contracts that are bilaterally negotiated and settled between CIBC and the counterparty to the contract; and (ii) contracts that are bilaterally negotiated and then cleared through a central counterparty (CCP). Bilaterally negotiated and settled contracts are usually traded under a standardized International Swaps and Derivatives Association (ISDA) agreement with collateral posting arrangements between CIBC and its counterparties. Terms are negotiated directly with counterparties and the contracts have industry-standard settlement mechanisms prescribed by ISDA. Centrally cleared contracts are generally bilaterally negotiated and then novated to, and cleared through, a CCP. The industry promotes the use of CCPs to clear OTC trades. The central clearing of derivative contracts generally facilitates the reduction of credit exposures due to the ability to net settle offsetting positions. Consequently, derivative contracts cleared through CCPs generally attract less capital relative to those settled with non-CCPs.

The remainder of our derivative contracts are exchange-traded derivatives, which are standardized in terms of their amounts and settlement dates, and are bought and sold on organized and regulated exchanges. These exchange-traded derivative contracts consist primarily of options and futures.

Interest rate derivatives

Forward rate agreements are OTC contracts that effectively fix a future interest rate for a period of time. A typical forward rate agreement provides that at a pre-determined future date, a cash settlement will be made between the counterparties based upon the difference between a contracted rate and a market rate to be determined in the future, calculated on a specified notional principal amount. No exchange of principal amount takes place. Certain forward rate agreements are bilaterally transacted and then novated and settled through a clearing house which acts as a CCP.

Interest rate swaps are OTC contracts in which two counterparties agree to exchange cash flows over a period of time based on rates applied to a specified notional principal amount. A typical interest rate swap would require one counterparty to pay a fixed market interest rate in exchange for a variable market interest rate determined from time to time, with both calculated on a specified notional principal amount. No exchange of principal amount takes place. Certain interest rate swaps are bilaterally transacted and then novated and settled through a clearing house which acts as a CCP.

Interest rate options are contracts in which one party (the purchaser of an option) acquires from another party (the writer of an option), in exchange for a premium, the right, but not the obligation, to either buy or sell, on a specified future date or within a specified time, a specified financial instrument at a contracted price. The underlying financial instrument has a market price which varies in response to changes in interest rates. Options are transacted in both OTC and exchange-traded markets.

Interest rate futures are standardized contracts transacted on an exchange. They are based upon an agreement to buy or sell a specified quantity of a financial instrument on a specified future date, at a contracted price. These contracts differ from forward rate agreements in that they are in standard amounts with standard settlement dates and are transacted through an exchange.

Foreign exchange derivatives

Foreign exchange forwards are OTC contracts in which one counterparty contracts with another to exchange a specified amount of one currency for a specified amount of a second currency, at a future date or range of dates.

Foreign exchange futures contracts are similar in mechanics to foreign exchange forward contracts except that they are in standard currency amounts with standard settlement dates and are transacted through an exchange.

Foreign exchange swap contracts comprise foreign exchange swaps and cross-currency interest rate swaps. Foreign exchange swaps are transactions in which a currency is simultaneously purchased in the spot market and sold for a different currency in the forward market, or vice versa. Cross-currency interest rate swaps are transactions in which counterparties exchange principal and interest flows in different currencies over a period of time. These contracts are used to manage both currency and interest rate exposures.

Credit derivatives

Credit derivatives are OTC contracts designed to transfer the credit risk in an underlying financial instrument (usually termed as a reference asset) from one counterparty to another. The most common credit derivatives are CDS and certain TRS.

CDS contracts provide protection against the decline in value of a reference asset as a result of specified credit events such as default or bankruptcy. These derivatives are similar in structure to an option whereby the purchaser pays a premium to the seller of the CDS contract in return for payment contingent on the occurrence of a credit event. The protection purchaser has recourse to the protection seller for the difference between the face value of the CDS contract and the fair value of the reference asset at the time of settlement. Neither the purchaser nor the seller under the CDS contract has recourse to the entity that issued the reference asset. Certain CDS contracts are cleared through a CCP.

In credit derivative TRS contracts, one counterparty agrees to pay or receive cash amounts based on the returns of a reference asset, including interest earned on these assets in exchange for amounts that are based on prevailing market funding rates. These cash settlements are made regardless of whether there is a credit event. Upon the occurrence of a credit event, the parties may either exchange cash payments according to the value of the defaulted assets or exchange cash based on the notional amount for physical delivery of the defaulted assets.

Equity derivatives

Equity swaps are OTC contracts in which one counterparty agrees to pay, or receive from the other, cash amounts based on changes in the value of a stock index, a basket of stocks or a single stock in exchange for amounts that are based either on prevailing market funding rates or changes in the value of a different stock index, basket of stocks or a single stock. These contracts generally include payments in respect of dividends.

Equity options give the purchaser of the option, for a premium, the right, but not the obligation, to buy from or sell to the writer of an option, an underlying stock index, basket of stocks, or a single stock at a contracted price. Options are transacted in both OTC and exchange markets.

Equity index futures are standardized contracts transacted on an exchange. They are based on an agreement to pay or receive a cash amount based on the difference between the contracted price level of an underlying stock index and its corresponding market price level at a specified future date. There is generally no actual delivery of stocks that comprise the underlying index. These contracts are in standard amounts with standard settlement dates.

Precious metal and other commodity derivatives

We also transact in other derivative products, including commodity forwards, futures, swaps and options, such as precious metal and energy-related products in both OTC and exchange markets.

Notional amounts

The notional amounts are not recorded as assets or liabilities, as they represent the face amount of the contract to which a rate or price is applied to determine the amount of cash flows to be exchanged. In most cases, notional amounts do not represent the potential gain or loss associated with market or credit risk of such instruments.

The following table presents the notional amounts of derivative instruments:

$ millions, as at October 31						2018		2017
	Residual term to contractual maturity
	Less than 1 year	1 to 5 years	Over 5 years	Total notional amounts	Trading	ALM	Trading	ALM
Interest rate derivatives
Over-the-counter
Forward rate agreements	$13,843	$25	$–	$13,868	$5,925	$7,943	$5,352	$4,496
Centrally cleared forward rate agreements	230,383	43,145	–	273,528	273,528	–	235,787	–
Swap contracts	49,556	171,052	74,089	294,697	242,620	52,077	243,136	77,429
Centrally cleared swap contracts	1,166,780	1,079,707	327,149	2,573,636	2,264,721	308,915	1,782,769	263,629
Purchased options	6,308	4,688	792	11,788	8,697	3,091	7,813	5,038
Written options	7,396	4,278	584	12,258	10,417	1,841	6,086	2,072
	1,474,266	1,302,895	402,614	3,179,775	2,805,908	373,867	2,280,943	352,664
Exchange-traded
Futures contracts	74,461	26,765	78	101,304	99,156	2,148	72,362	1,036
Purchased options	7,273	–	–	7,273	7,273	–	3,850	–
Written options	2,500	–	–	2,500	2,500	–	2,500	–
	84,234	26,765	78	111,077	108,929	2,148	78,712	1,036
Total interest rate derivatives	1,558,500	1,329,660	402,692	3,290,852	2,914,837	376,015	2,359,655	353,700
Foreign exchange derivatives
Over-the-counter
Forward contracts	400,397	7,462	839	408,698	387,509	21,189	293,292	6,240
Swap contracts	273,924	60,250	24,108	358,282	299,073	59,209	258,668	61,385
Purchased options	19,096	1,405	63	20,564	20,562	2	22,861	16
Written options	21,060	1,419	64	22,543	22,513	30	23,009	25
	714,477	70,536	25,074	810,087	729,657	80,430	597,830	67,666
Exchange-traded
Futures contracts	11	–	–	11	11	–	1	–
Total foreign exchange derivatives	714,488	70,536	25,074	810,098	729,668	80,430	597,831	67,666
Credit derivatives
Over-the-counter
Total return swap contracts – protection sold	–	–	–	–	–	–	–	–
Credit default swap contracts – protection purchased	22	372	365	759	634	125	376	111
Centrally cleared credit default swap contracts – protection purchased	–	404	197	601	443	158	1,016	155
Credit default swap contracts – protection sold	26	76	157	259	157	102	343	111
Centrally cleared credit default swap contracts – protection sold	–	13	198	211	211	–	258	–
Total credit derivatives	48	865	917	1,830	1,445	385	1,993	377
Equity derivatives
Over-the-counter	79,276	22,876	94	102,246	100,762	1,484	73,064	1,143
Exchange-traded	60,654	20,275	1,109	82,038	82,038	–	54,897	–
Total equity derivatives	139,930	43,151	1,203	184,284	182,800	1,484	127,961	1,143
Precious metal derivatives
Over-the-counter	4,880	19	–	4,899	4,899	–	3,154	–
Exchange-traded	1,057	34	–	1,091	1,091	–	2,929	–
Total precious metal derivatives	5,937	53	–	5,990	5,990	–	6,083	–
Other commodity derivatives
Over-the-counter	16,045	14,738	2,478	33,261	33,261	–	27,628	3
Centrally cleared commodity derivatives	21	8	–	29	29	–	27	–
Exchange-traded	17,177	9,331	444	26,952	26,952	–	20,363	–
Total other commodity derivatives	33,243	24,077	2,922	60,242	60,242	–	48,018	3
Total notional amount of which:	$2,452,146	$1,468,342	$432,808	$4,353,296	$3,894,982	$458,314	$3,141,541	$422,889
Over-the-counter (1)	2,289,013	1,411,937	431,177	4,132,127	3,675,961	456,166	2,984,639	421,853
Exchange-traded	163,133	56,405	1,631	221,169	219,021	2,148	156,902	1,036

(1)

For OTC derivatives that are not centrally cleared, $1,064.5 billion (2017: $933.8 billion) are with counterparties that have two-way collateral posting arrangements, $33.8 billion (2017: $17.3 billion) are with counterparties that have one-way collateral posting arrangements, and $185.8 billion (2017: $171.8 billion) are with counterparties that have no collateral posting arrangements. All counterparties with whom we have one-way collateral posting arrangements are sovereign entities.

Risk

In the following sections, we discuss the risks related to the use of derivatives and how we manage these risks.

Market risk

Derivatives are financial instruments where valuation is linked to changes in interest rates, foreign exchange rates, equity, commodity, credit prices or indices. Changes in value as a result of the aforementioned risk factors is referred to as market risk.

Market risk arising from derivative trading activities is managed in order to mitigate risk in line with CIBC’s risk appetite. To manage market risk, we set market risk limits and may enter into hedging transactions.

Credit risk

Credit risk arises from the potential for a counterparty to default on its contractual obligations and the possibility that prevailing market conditions are such that a loss would occur in replacing the defaulted transaction. We limit the credit risk of OTC derivatives through the use of ISDA master netting agreements, collateral, CCPs and other credit mitigation techniques. We clear eligible derivatives through CCPs in accordance with various global initiatives. Where feasible, we novate existing bilaterally negotiated and settled derivatives to a CCP in an effort to reduce CIBC’s credit risk exposure.

We negotiate netting agreements to contain the build-up of credit exposure resulting from multiple transactions with more active counterparties. Such agreements provide for the simultaneous close-out and netting of all transactions with a counterparty, in the case of a counterparty default. A number of these agreements incorporate a Credit Support Annex, which is a bilateral security agreement that, among other things, provides for the exchange of collateral between parties in the event that one party’s exposure to the other exceeds agreed upon thresholds.

Written OTC options, including CDS, generally have no credit risk for the writer if the counterparty has already performed in accordance with the terms of the contract through payment of the premium at inception. These written options will, however, have some credit risk to the extent of any unpaid premiums.

Credit risk on exchange-traded futures and options is limited, as these transactions are standardized contracts executed on established exchanges, whose CCPs assume the obligations of both counterparties. Similarly, swaps that are centrally cleared represent limited credit risk because these transactions are novated to the CCP, which assumes the obligations of the original bilateral counterparty. All exchange-traded and centrally cleared contracts are subject to initial margin and daily settlement of variation margins, designed to protect participants from losses incurred from a counterparty default.

The following table summarizes our credit exposure arising from derivatives, except for those that are traded on an exchange or are CCP settled. The calculation of the risk-weighted amount is prescribed by OSFI. The current replacement cost is the estimated cost to replace all contracts that have a positive market value, representing an unrealized gain to us. The replacement cost of an instrument is dependent upon its terms relative to prevailing market prices, and will fluctuate as market prices change and as the derivative approaches its scheduled maturity.

The credit equivalent amount is the sum of the current replacement cost and the potential credit exposure, adjusted for master netting agreements and the impact of collateral. The potential credit exposure is an estimate of the amount by which the current replacement cost could increase over the remaining term of each transaction, based on a formula prescribed by OSFI. The credit equivalent amount is then multiplied by counterparty risk variables to arrive at the risk-weighted amount. The risk-weighted amount is used in determining the regulatory capital requirements for derivatives.

$ millions, as at October 31					2018					2017
	Current replacement cost			Credit equivalent amount (1)	Risk- weighted amount	Current replacement cost			Credit equivalent amount (1)	Risk- weighted amount
	Trading	ALM	Total			Trading	ALM	Total
Interest rate derivatives
Over-the-counter
Forward rate agreements	$113	$–	$113	$39	$2	$56	$1	$57	$29	$3
Swap contracts	4,603	773	5,376	5,359	539	6,968	1,065	8,033	4,993	653
Purchased options	92	11	103	20	8	153	3	156	55	22
	4,808	784	5,592	5,418	549	7,177	1,069	8,246	5,077	678
Exchange-traded	1	–	1	170	5	–	–	–	88	2
	4,809	784	5,593	5,588	554	7,177	1,069	8,246	5,165	680
Foreign exchange derivatives
Over-the-counter
Forward contracts	2,916	117	3,033	3,793	1,017	3,603	87	3,690	3,644	938
Swap contracts	4,825	1,205	6,030	4,528	886	6,028	1,707	7,735	4,350	847
Purchased options	240	–	240	259	83	217	1	218	310	81
	7,981	1,322	9,303	8,580	1,986	9,848	1,795	11,643	8,304	1,866
Credit derivatives
Over-the-counter
Credit default swap contracts
– protection purchased	115	–	115	46	9	130	–	130	90	10
– protection sold	3	–	3	3	–	11	–	11	6	–
	118	–	118	49	9	141	–	141	96	10
Equity derivatives
Over-the-counter	1,951	7	1,958	2,259	535	1,197	126	1,323	2,033	520
Exchange-traded	1,659	–	1,659	4,131	116	1,541	–	1,541	2,837	84
	3,610	7	3,617	6,390	651	2,738	126	2,864	4,870	604
Precious metal derivatives
Over-the-counter	63	–	63	62	23	40	–	40	43	19
Exchange-traded	143	–	143	17	1	186	–	186	24	1
	206	–	206	79	24	226	–	226	67	20
Other commodity derivatives
Over-the-counter	2,527	–	2,527	4,046	1,523	1,138	–	1,138	2,314	902
Exchange-traded	67	–	67	1,480	59	84	–	84	1,003	40
	2,594	–	2,594	5,526	1,582	1,222	–	1,222	3,317	942
Non-trade exposure related to central counterparties					224					176
Common equity tier 1 (CET1) CVA charge					4,236					3,498
Total derivatives before netting	19,318	2,113	21,431	26,212	9,266	21,352	2,990	24,342	21,819	7,796
Less: effect of netting			(11,789)					(13,977)
Total derivatives			$9,642	$26,212	$9,266			$10,365	$21,819	$7,796

(1)

Sum of current replacement cost and potential future exposure, adjusted for master netting agreements and the impact of collateral amounting to $5,036 million (2017: $4,359 million). The collateral comprises cash of $3,961 million (2017: $3,534 million) and government securities of $1,075 million (2017: $825 million). Of the collateral, $5,020 million (2017: $4,341 million) relates to eligible financial collateral for AIRB exposures that is reflected in the loss given default risk variable used in the determination of risk-weighted assets.

Operating limits

We establish counterparty credit limits and limits for CCP exposures based on a counterparty’s creditworthiness and the type of trading relationship with each counterparty (underlying agreements, business volumes, product types, tenors, etc.)

CVA

A CVA is determined using the fair value based exposure we have on derivative contracts. We believe that we have made appropriate fair value adjustments to date. The establishment of fair value adjustments involves estimates that are based on accounting processes and judgments by management. We evaluate the adequacy of the fair value adjustments on an ongoing basis. Market and economic conditions relating to derivative counterparties may change in the future, which could result in significant future losses.

Our methodology in establishing CVA against other derivative counterparties is calculated using a fair value based exposure measure. We use market-observed credit spreads or proxies, as appropriate. During the year, we recorded a loss of $6 million (2017: gain of $48 million; 2016: loss of $12 million), excluding the impact of the adoption of funding valuation adjustments, on our positions with derivative counterparties.